Earnings Per Share	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Earnings Per Share [Abstract]
Earnings Per Share

11.    Earnings Per Share

Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is calculated using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased with the proceeds from the exercise of stock options under the treasury stock method.

For the nine-month period ended March 28, 2015, the Company’s calculation of weighted-average number of common shares includes Class A and Class B common stock. All shares of Class A and Class B common stock entitle the holders thereof to the same rights, preferences, and privileges in respect to dividends.

For the nine-month periods ended March 26, 2016 and March 28, 2015, a reconciliation of the numerators and denominators for the basic and diluted EPS computations is as follows:

($ in millions, except share and per share amounts)	Nine months ended March 26, 2016	Nine months ended March 28, 2015
Numerator:
Net income	$39.1	$22.3

Denominator:
Weighted-average common shares outstanding	95,230,548	86,874,101
Dilutive effect of share-based awards	1,519,763	790,614

Weighted-average dilutive shares outstanding	96,750,311	87,664,715

Basic earnings per share	$0.41	$0.26

Diluted earnings per share	$0.40	$0.25

17.    Earnings Per Share

Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is calculated using the weighted-average number of common shares and dilutive potential common shares outstanding during the period. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased with the proceeds from the exercise of stock options under the treasury stock method.

The Company’s calculation of weighted-average number of common shares includes Class A and Class B common stock. All shares of Class A and Class B common stock entitle the holders thereof to the same rights, preferences, and privileges in respect of dividends.

A reconciliation of the numerators and denominators for the basic and diluted EPS computations is as follows:

(In millions, except share and per share amounts)	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28, 2014	For the fiscal year ended June 29, 2013
Numerator:
Net Income	$56.5	$15.5	$8.4

Denominator:
Weighted-average common shares outstanding	86,874,727	86,868,452	86,864,606
Dilutive effect of share-based awards	738,971	664,872	593,924

Weighted-average dilutive shares outstanding	87,613,698	87,533,324	87,458,530

Basic earnings per share	$0.65	$0.18	$0.10

Diluted earnings per share	$0.64	$0.18	$0.10

On August 28, 2015, the Company effected a 0.485-for-one reverse stock split to stockholders of record as of August 28, 2015. All share and per share information has been retroactively adjusted to reflect the reverse stock split of the Company’s common stock.